Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (17,926,026)	$ (7,141,905)	$ (8,176,662)	$ (13,145,078)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	560,220	694,836	903,291	834,861
Stock-based compensation	260,068	285,483	387,892	779,029
Exchange gain on issuance of convertible preference shares of subsidiary				(58,575)
Loss (gain) on revaluation of derivative liabilities, net	27,896	(2,176,982)	(3,759,146)	(9,271,985)
Liquidated damages for late S-1 registration				532,161
Excess debt discount expensed as interest				2,255,074
Interest converted to principal on convertible promissory notes	547,866	597,484	801,645	460,383
Provision for excess and obsolete inventory	492	60,353	59,175	1,052,266
Amortization of debt discount	2,094,335	718,918	1,185,547	113,081
Loss on extinguishment of debt	4,970,410
Issuance of warrants due to organic change	2,553,318
Change in operating assets and liabilities:
Restricted cash				100,651
Accounts receivable	(41,854)	(14,607)	(278,457)	749,010
Inventories	131,151	111,953	190,299	(1,523,541)
Prepaid expenses and other assets	99,589	(15,019)	146,783	483,943
Accounts payable	248,105	(472,092)	(298,086)	(424,479)
Accrued payroll and related costs	1,055,332	(394,674)	(411,506)	207,068
Other accrued expenses	490,692	106,869	381,337	229,247
Net cash used in operating activities	(4,928,406)	(7,639,383)	(8,867,888)	(16,626,884)
Cash flows from investing activities:
Purchase of property and equipment	(41,906)	(41,262)	(54,767)	(621,120)
Net cash used in investing activities	(41,906)	(41,262)	(54,767)	(621,120)
Cash flows from financing activities:
Repayment of capital lease obligations				(8,852)
Net proceeds from issuance of Series C convertible preference shares of subsidiary				5,052,303
Repayment of term loan				(2,178,585)
Net proceeds from issuance of Series A-1 convertible preferred stock, convertible promissory notes and warrants				27,492,876
Net proceeds from issuance of Series 1 convertible preferred stock, common stock and warrants	13,393,162
Proceeds from issuance of common stock and warrants, net of offering costs				9,200
Payment of taxes for restricted stock forfeited				(448)
Net cash provided by financing activities	13,393,162			30,366,494
Effect of exchange rates on cash	(268,562)	178,358	134,236	(211,259)
Net increase (decrease) in cash and cash equivalents	8,154,288	(7,502,287)	(8,788,419)	12,907,231
Cash and cash equivalents at beginning of the period	6,328,753	15,117,172	15,117,172	2,209,941
Cash and cash equivalents at end of the period	14,483,041	7,614,885	6,328,753	15,117,172
Supplemental disclosures of cash flow information:
Cash paid for interest	4,341
Cash paid for income taxes	26,182	32,614
Cash (received) for income taxes	(1,051)	(25,539)
Supplemental disclosure of non-cash investing and financing activities:
Exchange of convertible promissory notes for common stock and Series 1 convertible preferred stock	6,035,360
Exchange of Series A-1 convertible preferred stock for common stock and Series 1 convertible preferred stock	9,838,569
Issuance of warrants to placement agent	1,147,021
Accretion on Series 1 convertible preferred stock associated with beneficial conversion feature	$ 702,970